Accounting information and policies - Principal foreign exchange rates used in translation of financial statements (Details)	12 Months Ended
	Jun. 30, 2021 $ / £ € / £	Jun. 30, 2020 $ / £ € / £	Jun. 30, 2019 $ / £ € / £
US dollar
Foreign exchange rates [abstract]
Income statement and cash flows | $ / £	1.35	1.26	1.29
Assets and liabilities | $ / £	1.39	1.23	1.27
Euro
Foreign exchange rates [abstract]
Income statement and cash flows | € / £	1.13	1.14	1.13
Assets and liabilities | € / £	1.17	1.09	1.12